Promissory Notes Payable (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CAD	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CAD
Promissory Notes Payable 1			$ 75,000
Promissory Notes Payable 2			75,000
Promissory Notes Payable 3			10.00%	10.00%
Promissory Notes Payable 4			3,750
Promissory Notes Payable 5			0
Promissory Notes Payable 6			796,850	796,850
Promissory Notes Payable 7			4,850
Promissory Notes Payable 8			172,500
Promissory Notes Payable 9			4	4
Promissory Notes Payable 10			150,000
Promissory Notes Payable 11			21,563
Promissory Notes Payable 12			100,000	100,000
Promissory Notes Payable 13			64,000
Promissory Notes Payable 14			22,500
Promissory Notes Payable 15			86,500
Promissory Notes Payable 16			5,000	5,000
Promissory Notes Payable 17			5,000	5,000
Promissory Notes Payable 18			800
Promissory Notes Payable 19			86,500
Promissory Notes Payable 20			0
Promissory Notes Payable 21			309,062
Promissory Notes Payable 22			250,000
Promissory Notes Payable 23			37,500
Promissory Notes Payable 24			15.00%	15.00%
Promissory Notes Payable 25			21,562
Promissory Notes Payable 26			41,667
Promissory Notes Payable 27			63,229
Promissory Notes Payable 28			$ 0.10
Promissory Notes Payable 29				28,750
Promissory Notes Payable 30			24,467	24,467
Promissory Notes Payable 31				25,000
Promissory Notes Payable 32			15.00%	15.00%
Promissory Notes Payable 33			3,670
Promissory Notes Payable 34				3,750
Promissory Notes Payable 35			22,000	22,000
Promissory Notes Payable 36			5,720
Promissory Notes Payable 37			3,670
Promissory Notes Payable 38			9,390
Promissory Notes Payable 39			6,110
Promissory Notes Payable 40			0
Promissory Notes Payable 41				57,500
Promissory Notes Payable 42			47,660
Promissory Notes Payable 43				50,000
Promissory Notes Payable 44			15.00%	15.00%
Promissory Notes Payable 45			7,149
Promissory Notes Payable 46				7,500
Promissory Notes Payable 47			25,000	25,000
Promissory Notes Payable 48			3,000
Promissory Notes Payable 49			7,149
Promissory Notes Payable 50			10,149
Promissory Notes Payable 51			2,164
Promissory Notes Payable 52			0
Promissory Notes Payable 1	6.00%	6.00%
Promissory Notes Payable 2	1,083,797
Promissory Notes Payable 3	878,704
Promissory Notes Payable 4	76,388
Promissory Notes Payable 5	128,705
Promissory Notes Payable 6	1,083,797
Promissory Notes Payable 7	6.00%	6.00%
Promissory Notes Payable 8	10,362
Promissory Notes Payable 9	90.00%	90.00%
Promissory Notes Payable 10	121,573
Promissory Notes Payable 11	89,849
Promissory Notes Payable 12	10,372
Promissory Notes Payable 13	0
Promissory Notes Payable 14	89,849
Promissory Notes Payable 15	0	0
Promissory Notes Payable 16	75,000
Promissory Notes Payable 17	75,000
Promissory Notes Payable 18	10.00%	10.00%
Promissory Notes Payable 19	796,850	796,850
Promissory Notes Payable 20	4,685
Promissory Notes Payable 21	119,528
Promissory Notes Payable 22	$ 0.25
Promissory Notes Payable 23	935
Promissory Notes Payable 24	0
Promissory Notes Payable 25	309,062
Promissory Notes Payable 26	250,000
Promissory Notes Payable 27	37,500
Promissory Notes Payable 28	15.00%	15.00%
Promissory Notes Payable 29	21,562
Promissory Notes Payable 30	41,667
Promissory Notes Payable 31	63,229
Promissory Notes Payable 32	33,972
Promissory Notes Payable 33	0
Promissory Notes Payable 34		28,750
Promissory Notes Payable 35	24,467	24,467
Promissory Notes Payable 36		25,000
Promissory Notes Payable 37	15.00%	15.00%
Promissory Notes Payable 38	3,670
Promissory Notes Payable 39		3,750
Promissory Notes Payable 40	22,000	22,000
Promissory Notes Payable 41	5,720
Promissory Notes Payable 42	3,670
Promissory Notes Payable 43	9,390
Promissory Notes Payable 44	3,280
Promissory Notes Payable 45	0
Promissory Notes Payable 46		57,500
Promissory Notes Payable 47	47,660
Promissory Notes Payable 48		50,000
Promissory Notes Payable 49	15.00%	15.00%
Promissory Notes Payable 50	7,149
Promissory Notes Payable 51		7,500
Promissory Notes Payable 52	25,000	25,000
Promissory Notes Payable 53	3,000
Promissory Notes Payable 54	7,149
Promissory Notes Payable 55	10,149
Promissory Notes Payable 56	7,985
Promissory Notes Payable 57	0
Promissory Notes Payable 58		61,295
Promissory Notes Payable 59	48,463
Promissory Notes Payable 60		53,300
Promissory Notes Payable 61	15.00%	15.00%
Promissory Notes Payable 62	7,270	7,270
Promissory Notes Payable 63	25,000	25,000
Promissory Notes Payable 64	1,500
Promissory Notes Payable 65	7,270
Promissory Notes Payable 66	8,770
Promissory Notes Payable 67	8,770
Promissory Notes Payable 68	$ 0